10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-03 | Fidelity® SAI International Minimum Volatility Index Fund
Fund Summary Fund: Fidelity® SAI International Minimum Volatility Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of low volatility foreign stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-03 Fidelity® SAI International Minimum Volatility Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-03 Fidelity® SAI International Minimum Volatility Index Fund Fidelity SAI International Minimum Volatility Index Fund-Default
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.32%
Fee waiver and/or expense reimbursement	0.12%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® SAI International Minimum Volatility Index Fund}	10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-03 Fidelity® SAI International Minimum Volatility Index Fund Fidelity SAI International Minimum Volatility Index Fund-Default USD ($)
1 year	$ 20
3 years	76
5 years	153
10 years	$ 379

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index, which reflects the performance of a broad range of stocks across developed (excluding U.S.) and emerging markets that in the aggregate have lower volatility relative to the broader foreign equity markets, and in depository receipts representing securities included in the index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Minimum Volatility Strategy. Although the fund’s underlying index was created to seek lower volatility relative to a broad range of foreign stocks, there is no guarantee that the fund’s minimum volatility strategy will be successful. There is a risk that the fund may experience more than minimum volatility.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.